Note 7 Base scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Base scenario [Member]	Dec. 31, 2024	Dec. 31, 2023
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		2.36%
Unemployment		12.13%
HPI		(1.93%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.09%	1.48%
Unemployment	11.43%	11.80%
HPI	2.99%	(0.92%)
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%	2.47%
Unemployment	10.75%	11.20%
HPI	4.32%	1.94%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.69%	2.53%
Unemployment	10.35%	10.40%
HPI	2.99%	1.74%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.86%	2.34%
Unemployment	9.95%	9.63%
HPI	2.24%	1.69%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.80%	2.13%
Unemployment	9.55%	8.98%
HPI	1.61%	1.43%
SPAIN | 2029
Macroeconomic variables [Line Items]
GDP	1.80%
Unemployment	9.25%
HPI	1.41%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		3.40%
Unemployment		2.82%
HPI		5.47%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.24%	2.91%
Unemployment	2.75%	3.27%
HPI	4.57%	4.90%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.99%	2.41%
Unemployment	3.13%	3.25%
HPI	4.85%	4.24%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.64%	2.60%
Unemployment	3.25%	3.18%
HPI	4.21%	4.14%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.70%	2.74%
Unemployment	3.17%	3.11%
HPI	4.23%	4.18%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.87%	2.83%
Unemployment	3.08%	2.99%
HPI	4.36%	5.07%
MEXICO | 2029
Macroeconomic variables [Line Items]
GDP	1.87%
Unemployment	3.04%
HPI	4.55%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		4.46%
Unemployment		9.63%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.18%	3.50%
Unemployment	8.80%	10.28%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.48%	3.54%
Unemployment	10.46%	10.85%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.52%	3.79%
Unemployment	10.73%	11.05%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.18%	3.46%
Unemployment	10.58%	11.15%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.11%	3.46%
Unemployment	10.52%	11.20%
TURKEY | 2029
Macroeconomic variables [Line Items]
GDP	4.01%
Unemployment	10.51%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		(0.36%)
Unemployment		6.88%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.10%	1.99%
Unemployment	6.59%	6.82%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.67%	3.48%
Unemployment	6.59%	6.77%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.70%	2.88%
Unemployment	6.57%	6.55%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.75%	2.72%
Unemployment	6.52%	6.50%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.45%	2.51%
Unemployment	6.47%	6.46%
PERU | 2029
Macroeconomic variables [Line Items]
GDP	2.41%
Unemployment	6.42%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		(3.01%)
Unemployment		8.28%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(3.76%)	(4.04%)
Unemployment	10.38%	10.48%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	5.48%	5.95%
Unemployment	8.80%	10.15%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.47%	3.03%
Unemployment	7.55%	8.95%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.48%	1.98%
Unemployment	6.58%	7.70%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%	2.00%
Unemployment	5.85%	6.60%
ARGENTINA | 2029
Macroeconomic variables [Line Items]
GDP	3.48%
Unemployment	5.35%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		1.24%
Unemployment		10.11%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.96%	1.47%
Unemployment	10.20%	11.25%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.49%	2.33%
Unemployment	10.34%	11.56%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.19%	3.03%
Unemployment	10.26%	11.32%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.92%	3.24%
Unemployment	9.81%	10.60%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%	3.42%
Unemployment	9.36%	10.09%
COLOMBIA | 2029
Macroeconomic variables [Line Items]
GDP	2.99%
Unemployment	8.86%